Interest income and expense (Tables)	9 Months Ended
Jul. 31, 2024
Text Block [Abstract]
Summary of Consolidated Interest Income and Expense for Both Product and Accounting Categories
The table below provides the consolidated interest income and expense by accounting category.

	For the three months ended						For the nine months ended
$ millions		2024 Jul. 31		2024 Apr. 30		2023 Jul. 31		2024 Jul. 31		2023 Jul. 31
	Interest income	Interest expense	Interest income	Interest expense	Interest income	Interest expense	Interest income	Interest expense	Interest income	Interest expense

Measured at amortized cost (1)(2)	$11,435	$9,351	$11,032	$8,974	$10,322	$8,006	$33,523	$27,263	$28,810	$21,890
Debt securities measured at FVOCI (1)	976	n/a	905	n/a	697	n/a	2,748	n/a	1,955	n/a
Other (3)	1,036	564	836	518	600	377	2,683	1,629	1,797	1,044
Total	$13,447	$9,915	$12,773	$9,492	$11,619	$8,383	$38,954	$28,892	$32,562	$22,934
(1)	Interest income for financial instruments that are measured at amortized cost and debt securities that are measured at FVOCI is calculated using the effective interest rate method.
(2)	Includes interest income on sublease-related assets and interest expense on lease liabilities under IFRS 16.
(3)	Includes interest income and expense and dividend income for financial instruments that are mandatorily measured and designated at FVTPL and equity securities designated at FVOCI.
n/a	Not applicable.